MATERIAL EVENTS DURING THE PERIOD COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	May 02, 2025	Feb. 21, 2025	Aug. 30, 2024	Mar. 07, 2023	Jan. 31, 2023 USD ($) shares	Jun. 30, 2025	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 12, 2024 USD ($)	Jan. 12, 2024 USD ($)	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Percentage of royalty											2.20%
Contingent of consideration percentage											1.00%
Percentage of voting equity interests acquired											2.00%
Options issued to purchase shares | shares							23,951	18
Risk-free rate						4.06%
Addtional equity fund of convertible percent					1.00%
Aggregated amount received					$ 27,000
Exit fee percentage					1.50%
Conversion of debt securities		the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.	In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Share	shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Deferred share description	1 ordinary share of $0.00000000000001 par value (pre June 16, 2025 and August 7, 2025 reverse splits) with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
R&I trading [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments									$ 5,000	$ 5,000
Technology license intellectual property [member]
IfrsStatementLineItems [Line Items]
Assets value against liability							$ 158	$ 125
Share options [member]
IfrsStatementLineItems [Line Items]
Options issued to purchase shares | shares					864,000
Risk-free rate					3.42%
Expected volatility					81.92%
Expected term					3 years
Expected dividend yield					0.00%
Fair value of options					$ 33